INCOME TAX EXPENSE - Deferred tax assets and deferred tax liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets
Net accumulated losses - carry forward	¥ 636,440	¥ 507,849	¥ 345,276
Deductible advertising expense	540,627	348,032	149,131
Accruals	68,271	93,732	17,496
Allowance	6,915	8,198	6,595
Less: valuation allowance	(1,252,253)	(957,811)	(518,498)	¥ (324,883)
Deferred tax liabilities
Intangible assets arisen from business combinations	¥ 4,759	¥ 1,653	¥ 2,273